DEPOSITS FROM DIRECT FINANCING LEASES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
DEPOSITS FROM DIRECT FINANCING LEASES
Deposits from direct financing leases	$ 1,787,291	$ 1,797,532